Basis of preparation and changes to the Company’s accounting policies (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	May 15, 2020	May 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Public equity offering proceeds			$ 9,900		$ 29,300
Proceeds from governments loans					$ 7,600
Conversion of convertible instruments	$ 2,200	$ 2,200	17,672
Proceeds from convertible debt, net of transaction costs			$ 39,647	$ 2,050